Financial liabilities - Schedule of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		6 Months Ended	12 Months Ended
	Jul. 10, 2020	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€) subsidiary
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		€ 346,237	€ 344,089
Borrowing, number of PGE | subsidiary			2
Borrowing, maturity		5 years	5 years
Borrowing, deferment period		1 year	1 year
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		€ 32,190	€ 4,508
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		134,253	145,037
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		52,061	72,637
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		127,733	161,949
Bpifrance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		473	716
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		473	716
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Interest-free Bpifrance advance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		200	250
Interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		100	100
Interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		100	150
Interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC “PGE”
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings			631
HSBC “PGE” | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings			631
HSBC “PGE” | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings			0
HSBC “PGE” | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings			0
HSBC “PGE” | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings			0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		313	948
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		313	948
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		106,690	109,492
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		835	824
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		50,221	19,099
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		19,133	46,421
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		36,501	43,149
HCR Royalty Financing
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		235,963	228,809
HCR Royalty Financing | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		29,182	0
HCR Royalty Financing | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		83,057	105,949
HCR Royalty Financing | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		32,491	21,754
HCR Royalty Financing | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		91,232	101,106
Lease liabilities
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		2,598	3,243
Lease liabilities | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		1,287	1,289
Lease liabilities | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		874	1,299
Lease liabilities | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		437	656
Lease liabilities | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities			€ 0